Summary of Significant Accounting Policies (Details) - Schedule of Subsidiaries Included in the Consolidated Financial Statements	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Gorilla Science & Technology Holding, Inc. (Gorilla BVI) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities	Information software and data processing services
Percentage of Ownership	100.00%	100.00%
ISSCore Technology, Inc.[Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities	Information software and data processing services
Percentage of Ownership	100.00%	100.00%
Telmedia Technology Limited (Telmedia) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities	Information software and data processing services
Percentage of Ownership	100.00%	100.00%
Gorilla SPAC Partners Co. (Global) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities	Dormant corporation
Percentage of Ownership	100.00%	100.00%
Gorilla Technology UK Limited (Gorilla UK) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities	Information software and data processing services
Percentage of Ownership	100.00%	100.00%
Gorilla Technology Egypt (Gorilla Egypt) Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities	Information software and data processing services
Percentage of Ownership	100.00%	100.00%
Gorilla Distribution Egypt [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities	Software and hardware distribution services
Percentage of Ownership	100.00%	100.00%
Gorilla Technology Inc. (Gorilla Taiwan) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities	Information software and data processing services
Percentage of Ownership	100.00%	100.00%
NSGUARD Technology Inc. (NSGURAD) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities	Information software and data processing services
Percentage of Ownership	100.00%	100.00%
Gorilla Technology Japan Inc. (Gorilla Japan) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities	Information software and data processing services
Percentage of Ownership	100.00%	100.00%
Gorilla Technology (India) Private Limited (Gorilla India) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities	Information software and data processing services
Percentage of Ownership	100.00%	100.00%
Gorilla Distribution Partners Limited (Gorilla Distribution) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities	Software and hardware distribution services
Percentage of Ownership	55.00%	55.00%